Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 1,160,992	$ 826,641	$ 806,300
Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	328,590
Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,919	5,052
Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	169,779	163,415	134,158
Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,619	40,386	50,652
Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	121,818	107,786	152,537
Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441,456	432,154	385,731
La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,978	17,223	51,558
Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	50,003	53,025	52,433
Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		8,099	17,207
Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	1,381
Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	474	441	421
Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	62,644	19,732	53,347
Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(101,369)	(67,539)	(98,177)
Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,262,361	894,180	904,477
Metal and concentrates sales
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,153,977	813,757	782,697
Metal and concentrates sales | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	328,590
Metal and concentrates sales | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,919	5,052
Metal and concentrates sales | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	169,779	163,415	134,158
Metal and concentrates sales | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,619	40,386	50,652
Metal and concentrates sales | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	121,818	107,786	152,537
Metal and concentrates sales | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441,456	432,154	385,731
Metal and concentrates sales | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,978	17,223	51,558
Metal and concentrates sales | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,589	18,224	53,347
Metal and concentrates sales | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(38,852)	(17,350)	(50,338)
Metal and concentrates sales | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,192,829	831,107	833,035
Metal and concentrates sales | Asia
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	58,341	59,308	36,796
Metal and concentrates sales | Asia | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	9,754
Metal and concentrates sales | Asia | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Asia | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	4,503
Metal and concentrates sales | Asia | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,587	59,308	32,293
Metal and concentrates sales | Asia | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Asia | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Asia | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Asia | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	58,341	59,308	36,796
Metal and concentrates sales | Europe
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	96,030	55,107	33,412
Metal and concentrates sales | Europe | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	36,362
Metal and concentrates sales | Europe | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		2,995	2,319
Metal and concentrates sales | Europe | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	3,473	0	25
Metal and concentrates sales | Europe | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	2
Metal and concentrates sales | Europe | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	56,037	54,078	31,066
Metal and concentrates sales | Europe | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Europe | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Europe | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Europe | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	158	(1,966)	0
Metal and concentrates sales | Europe | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	95,872	57,073	33,412
Metal and concentrates sales | Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	792,883	530,103	533,765
Metal and concentrates sales | Peru | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	282,474
Metal and concentrates sales | Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		48,924	2,733
Metal and concentrates sales | Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,686	32,703	20,475
Metal and concentrates sales | Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	45,146	40,386	46,124
Metal and concentrates sales | Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	105,445	93,313	140,593
Metal and concentrates sales | Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	336,822	315,934	322,372
Metal and concentrates sales | Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,978	17,223	51,558
Metal and concentrates sales | Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,154	0	248
Metal and concentrates sales | Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(40,822)	(18,380)	(50,338)
Metal and concentrates sales | Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	833,705	548,483	584,103
Metal and concentrates sales | America - other than Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	206,723	169,239	178,724
Metal and concentrates sales | America - other than Peru | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Metal and concentrates sales | America - other than Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | America - other than Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	146,093	130,712	113,683
Metal and concentrates sales | America - other than Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	16,373	14,473	11,942
Metal and concentrates sales | America - other than Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	10	2,834	0
Metal and concentrates sales | America - other than Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | America - other than Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Metal and concentrates sales | America - other than Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales | America - other than Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	42,435	18,224	53,099
Metal and concentrates sales | America - other than Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,812	2,996	0
Metal and concentrates sales | America - other than Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	204,911	166,243	178,724
Sales By Customers
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,153,977	813,757	782,697
Sales By Customers | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,153,977	813,757	782,697
Sales By Customers | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	328,590
Sales By Customers | Uchucchacua / Yumpag | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	328,590
Sales By Customers | Uchucchacua / Yumpag | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Sales By Customers | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,919	5,052
Sales By Customers | Uchucchacua | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,919	5,052
Sales By Customers | Uchucchacua | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	169,779	163,415	134,158
Sales By Customers | Orcopampa | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	169,779	163,415	134,158
Sales By Customers | Orcopampa | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,619	40,386	50,652
Sales By Customers | Julcani | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,619	40,386	50,652
Sales By Customers | Julcani | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	121,818	107,786	152,537
Sales By Customers | Tambomayo | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	121,818	107,786	152,537
Sales By Customers | Tambomayo | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441,456	432,154	385,731
Sales By Customers | Colquijirca | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441,456	432,154	385,731
Sales By Customers | Colquijirca | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,978	17,223	51,558
Sales By Customers | La Zanja | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	126	623	1,220
Sales By Customers | La Zanja | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,852	16,600	50,338
Sales By Customers | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Energy generation and transmission | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Energy generation and transmission | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Insurance brokerage | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Insurance brokerage | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Rental of mining concessions | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Rental of mining concessions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Sales By Customers | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Holding of investment in shares | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Holding of investment in shares | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,589	18,224	53,347
Sales By Customers | Industrial activities | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,589	18,224	53,347
Sales By Customers | Industrial activities | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales By Customers | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(38,852)	(17,350)	(50,338)
Sales By Customers | Adjustments and eliminations | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	(750)	0
Sales By Customers | Adjustments and eliminations | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(38,852)	(16,600)	(50,338)
Sales By Customers | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,192,829	831,107	833,035
Sales By Customers | Operating segments | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,153,977	814,507	782,697
Sales By Customers | Operating segments | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,852	16,600	50,338
Services
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,015	12,884	22,222
Services | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,015	12,884	22,222
Services | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Uchucchacua / Yumpag | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Uchucchacua / Yumpag | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Uchucchacua | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Uchucchacua | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Orcopampa | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Orcopampa | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Julcani | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Julcani | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Tambomayo | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Tambomayo | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Colquijirca | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Colquijirca | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | La Zanja | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | La Zanja | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	50,003	53,025	52,433
Services | Energy generation and transmission | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,784	4,785	5,015
Services | Energy generation and transmission | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,219	48,240	47,418
Services | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		8,099	17,207
Services | Insurance brokerage | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		8,099	17,207
Services | Insurance brokerage | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Rental of mining concessions | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Rental of mining concessions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	474	441	421
Services | Holding of investment in shares | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	231	0	0
Services | Holding of investment in shares | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	243	441	421
Services | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,055	1,508	0
Services | Industrial activities | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Industrial activities | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,055	1,508	0
Services | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62,517)	(50,189)	(47,839)
Services | Adjustments and eliminations | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Adjustments and eliminations | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62,517)	(50,189)	(47,839)
Services | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	69,532	63,073	70,061
Services | Operating segments | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,015	12,884	22,222
Services | Operating segments | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	62,517	50,189	47,839
Services | Europe
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Europe | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,015	12,884	22,095
Services | Peru | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services | Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services | Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	50,003	53,025	52,433
Services | Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		8,099	17,080
Services | Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Services | Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	474	441	421
Services | Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,055	1,508	0
Services | Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62,517)	(50,189)	(47,839)
Services | Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	69,532	63,073	69,934
Services | America - other than Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			127
Services | America - other than Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			127
Services | America - other than Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Services | America - other than Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			127
Royalties
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			806,300
Royalties | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,381
Royalties | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			5,052
Royalties | Uchucchacua | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			134,158
Royalties | Orcopampa | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			50,652
Royalties | Julcani | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			152,537
Royalties | Tambomayo | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			385,731
Royalties | Colquijirca | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			51,558
Royalties | La Zanja | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			52,433
Royalties | Energy generation and transmission | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			17,207
Royalties | Insurance brokerage | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,381
Royalties | Rental of mining concessions | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,381
Royalties | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			421
Royalties | Holding of investment in shares | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			53,347
Royalties | Industrial activities | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			(98,177)
Royalties | Adjustments and eliminations | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			904,477
Royalties | Operating segments | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,381
Royalties | Peru
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			18,638
Royalties | Peru | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			18,638
Royalties | Peru | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties | Peru | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			18,638
Gold
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	326,742	279,731	299,747
Gold | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Gold | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Gold | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	169,679	163,855	134,200
Gold | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	10,038	671	28
Gold | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	73,700	71,368	84,003
Gold | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	34,895	26,448	29,326
Gold | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	39,987	17,414	51,908
Gold | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Gold | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Gold | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	38,316	0	50,888
Gold | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(39,873)	(25)	(50,606)
Gold | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	366,615	279,756	350,353
Silver
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	415,400	196,340	157,923
Silver | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	288,883
Silver | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		58,440	8,363
Silver | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	761	607	755
Silver | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	39,038	39,986	51,232
Silver | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	36,617	33,372	32,269
Silver | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	48,407	63,093	62,951
Silver | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	731	744	2,218
Silver | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Silver | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Silver | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,673	18,226	2,245
Silver | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(710)	(18,128)	(2,110)
Silver | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	416,110	214,468	160,033
Copper
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	483,546	466,558	367,278
Copper | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Copper | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Copper | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6	0	0
Copper | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	737	535	516
Copper | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,502	0	0
Copper | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	481,301	466,023	366,762
Copper | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Copper | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Copper | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	483,546	466,558	367,278
Zinc
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	63,125	46,620	107,486
Zinc | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	48,589
Zinc | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		5,326	400
Zinc | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	10,789	7,839	40,087
Zinc | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,747	33,455	66,999
Zinc | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Zinc | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Zinc | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	63,125	46,620	107,486
Lead
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	33,779	21,401	32,951
Lead | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	25,086
Lead | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		3,636	(55)
Lead | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,373	1,009	856
Lead | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	7,381	6,936	19,616
Lead | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(61)	9,820	12,534
Lead | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Lead | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Lead | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	33,779	21,401	32,951
Manganese sulfate
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,658		361
Manganese sulfate | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0
Manganese sulfate | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Manganese sulfate | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Manganese sulfate | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Manganese sulfate | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,658		361
Manganese sulfate | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Manganese sulfate | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	3,658		361
Antimony
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			28
Antimony | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			28
Antimony | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Antimony | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			28
Metal and concentration sales before commercial deductions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,326,250		965,774
Revenue from contracts with customers		(1,010,650)
Metal and concentration sales before commercial deductions | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	362,558
Metal and concentration sales before commercial deductions | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		67,402	8,708
Metal and concentration sales before commercial deductions | Orcopampa
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	170,446	164,462	134,955
Metal and concentration sales before commercial deductions | Julcani
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	51,186	42,201	52,660
Metal and concentration sales before commercial deductions | Tambomayo
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	129,989	119,515	175,975
Metal and concentration sales before commercial deductions | Colquijirca
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	568,289	598,839	538,572
Metal and concentration sales before commercial deductions | La Zanja
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	40,718	18,158	54,126
Metal and concentration sales before commercial deductions | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Metal and concentration sales before commercial deductions | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Metal and concentration sales before commercial deductions | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0	0
Metal and concentration sales before commercial deductions | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Metal and concentration sales before commercial deductions | Industrial activities
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	43,647	18,226	53,494
Metal and concentration sales before commercial deductions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(40,583)	(18,153)	(52,716)
Metal and concentration sales before commercial deductions | Operating segments
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,366,833	1,028,803	1,018,490
Commercial deductions
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(196,893)
Revenue from contracts with customers	172,273		183,077
Commercial deductions | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(33,968)
Commercial deductions | Uchucchacua
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(15,483)	(3,656)
Commercial deductions | Orcopampa
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(667)	(1,047)	(797)
Commercial deductions | Julcani
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(2,567)	(1,815)	(2,008)
Commercial deductions | Tambomayo
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(8,171)	(11,729)	(23,438)
Commercial deductions | Colquijirca
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(126,833)	(166,685)	(152,841)
Commercial deductions | La Zanja
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(1,740)	(935)	(2,568)
Commercial deductions | Energy generation and transmission
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions | Insurance brokerage
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		0	0
Commercial deductions | Rental of mining concessions
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		0	0
Commercial deductions | Holding of investment in shares
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions | Industrial activities
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(58)	(2)	(147)
Commercial deductions | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	1,731	803	2,378
Commercial deductions | Operating segments
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(174,004)	(197,696)	(185,455)
Corporates
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,153,977	813,757	782,697
Corporates | Uchucchacua / Yumpag
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	328,590
Corporates | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,919	5,052
Corporates | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	169,779	163,415	134,158
Corporates | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,619	40,386	50,652
Corporates | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	121,818	107,786	152,537
Corporates | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	441,456	432,154	385,731
Corporates | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	38,978	17,223	51,558
Corporates | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Corporates | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0	0
Corporates | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Corporates | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,589	18,224	53,347
Corporates | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(38,852)	(17,350)	(50,338)
Corporates | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 1,192,829	$ 831,107	833,035
Royalties income
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,381
Royalties income | Uchucchacua
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Orcopampa
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Julcani
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Tambomayo
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Colquijirca
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | La Zanja
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Energy generation and transmission
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Insurance brokerage
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Rental of mining concessions
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,381
Royalties income | Holding of investment in shares
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Industrial activities
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Adjustments and eliminations
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income | Operating segments
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			$ 1,381